UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

Converted by EDGARwiz

March 31, 2014

FAM VALUE FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR   MARKET VALUE

ADVERTISING AGENCIES

INTERPUBLIC GROUP

1,182,700

20,271,478

AUTO PARTS & EQUIP.

AUTOZONE, INC*

27,700

14,877,670

AUTOMOTIVE & EQUIP.

CARMAX, INC.*

600,000

28,080,000

BANKING

M&T BANK CORP

95,000

11,523,500

BANK OF THE OZARKS

253,000

17,219,180

FIRST FINANCIAL HLDG

234,110

14,659,968

43,402,648

COMMERCIAL SERVICES

McGRATH RENTCORP

347,000

12,131,120

COMPUTER SOFTWARE & SVC

CDW CORPORATION

700,000

19,208,000

DIVERSIFIED MANUFACTURI

ILLINOIS TOOL WORKS

339,950

27,648,133

ELECTRONIC EQUIPMENT

FLIR SYSTEMS INC

564,728

20,330,208

ZEBRA TECHNOLOGY*

592,199

41,104,532

61,434,740

HEALTH CARE DISTRIBUTIO

PATTERSON COS INC

445,000

18,583,200

HEALTH CARE EQUIP/DEVIC

STRYKER CORP

266,000

21,671,020

WATERS CORP*

125,000

13,551,250

35,222,270

HEALTH CARE SERVICES

MEDNAX, INC*

776,400

48,121,272

HOME FURNISHINGS

MOHAWK INDUSTRIES*

103,100

14,019,538

INSURANCE AGENCY

BROWN & BROWN INC

1,409,696

43,362,248

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

480,000

26,006,400

LIFE INSURANCE

PROTECTIVE LIFE CORP

432,100

22,724,139

MACHINERY & EQUIPMENT

DONALDSON COMPANY

642,400

27,237,760

GRACO INC.

180,550

13,494,307

IDEX CORP.

576,750

42,039,307

82,771,374

OIL & GAS EXPLORATION

EOG RESOURCES, INC

161,000

31,583,370

EVOLUTION PETROLEUM*

285,646

3,636,273

SOUTHWESTERN ENERGY*

178,000

8,189,780

43,409,423

PROPERTY & CASUALTY INS

BERKSHIRE HATHAWAY*

163

30,538,058

LOEWS CORP

269,700

11,880,285

MARKEL CORPORATION*

64,850

38,657,085

WHITE MOUNTAINS INS

61,693

37,009,630

118,085,058

PUBLISHING

JOHN WILEY & SON

217,000

12,507,880

REAL ESTATE DEVELOPMENT

BROOKFIELD ASSET MGT

735,000

30,024,750

FOREST CITY ENTERPRI

600,000

11,460,000

41,484,750

RESTAURANTS

YUM! BRANDS, INC.

330,600

24,923,934

RETAIL STORES

BED BATH & BEYOND*

345,600

23,777,280

ROSS STORES, INC

572,844

40,986,988

64,764,268

SEMICONDUCTORS

MICROCHIP TECHNOLOGY

260,000

12,417,600

SPECIALTY CHEMICAL

SIGMA‐ALDRICH CORP.

60,000

5,602,800

TRANSPORTATION

FORWARD AIR CORP

389,233

17,947,533

KNIGHT TRANSPORT

576,900

13,343,697

31,291,230

VETERINARY DIAGNOSTICS

VCA ANTECH INC.*

513,300

16,543,659

MONEY MARKETS

AIM SHORT TERM TREAS

37,444,027

37,444,027

FINAL TOTALS

926,338,864

March 31, 2014

FAM EQUITY INCOME FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR   MARKET VALUE

BANKING

M&T BANK CORP

15,000

1,819,500

FIRST FINANCIAL HLDG

58,000

3,631,960

5,451,460

COMMERCIAL SERVICES

McGRATH RENTCORP

146,264

5,113,389

COMPUTER SOFTWARE & SVC

CDW CORPORATION

167,000

4,582,480

CONSUMER STAPLES

FLOWERS FOODS, INC

292,850

6,281,632

DATA PROCESS &OUTSOURC

WESTERN UNION CO

100,000

1,636,000

HAZARDOUS WASTE DISPOSAL

US ECOLOGY INC

118,569

4,401,281

HEALTH CARE EQUIP/DEVIC

STRYKER CORP

105,500

8,595,085

HEALTH CARE SERVICES

LANDAUER INC

20,000

906,600

HEALTHCARE DISTRIBUTION

PATTERSON COS INC

96,000

4,008,960

HOUSEHOLD DURABLES

TUPPERWARE BRANDS CO

50,000

4,188,000

INSURANCE AGENCY

ARTHUR J GALLAGHER

137,920

6,562,233

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

66,900

3,624,642

MACHINERY & EQUIPMENT

DONALDSON COMPANY

125,600

5,325,440

IDEX CORP.

72,984

5,319,803

10,645,243

OIL & GAS EXPLORATION

EOG RESOURCES, INC

39,000

7,650,630

PACKAGED GOODS

McCORMICK& COMPANY

27,000

1,936,980

PROPERTY & CASUALTY INS

ONEBEACON INS. GROUP

211,866

3,275,448

PUBLISHING

JOHN WILEY & SON

8,350

481,294

REITS ‐ DATA CENTER

DIGITAL REALTY TRUST

127,000

6,741,160

REITS ‐ DIVERSIFIED

PHYSICIANS REALTY TR

85,800

1,194,336

WINTHROP REALTY TR .

232,450

2,694,095

3,888,431

REITS ‐ STORAGE

PUBLIC STORAGE PRF Q

50,300

1,290,698

RETAIL ‐ APPAREL

AMERICAN EAGLE OUTFI

114,000

1,395,360

RETAIL STORES

DESTINATION MATERNIT

7,800

213,720

ROSS STORES, INC

103,843

7,429,966

7,643,686

SEMICONDUCTORS

ALTERA CORP

81,000

2,935,440

MICROCHIP TECHNOLOGY

101,000

4,823,760

XILINX, INC

141,414

7,674,537

15,433,737

SPECIALTY CHEMICAL

SIGMA ALDRICH CORP.

50,000

4,669,000

TECHNOLOGY

NATIONAL INSTRUMENTS

122,000

3,500,180

TOYS

MATTEL, INC

185,299

7,432,342

UTILITIES/GAS

QUESTAR CORP

77,800

1,850,084

UTILITIES/WATER

AQUA AMERICA INC

198,750

4,982,662

MONEY MARKETS

AIM SHORT TERM TREAS

11,686,754

11,686,754

FINAL TOTALS

149,855,458

March 31, 2014

FAM SMALL CAP FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR   MARKET VALUE

BANKING

HUDSON VALLEY HLDG

62,300

1,186,815

FIRST NBC BANK HLDG*

94,500

3,294,270

PINNACLE FINANCIAL*

26,500

993,485

FIRST FINANCIAL HLDG

13,300

832,846

6,307,416

COMMERCIAL SERVICES

MISTRAS GROUP, INC

53,000

1,206,810

McGRATH RENTCORP

32,000

1,118,720

MTS SYSTEMS CORP

6,500

445,185

2,770,715

COMPUTER SOFTWARE & SVC

PC CONNECTION

84,600

1,719,072

ROSETTA STONE INC*

157,500

1,767,150

3,486,222

DIVERSIFIED HOLDING CO.

BIGLARI HOLDINGS INC*

6,038

2,943,464

ELECTRONIC MANUFACTURING

FABRINET*

156,750

3,255,697

HAZARDOUS WASTEDISPOSAL

US ECOLOGY INC

30,800

1,143,296

HEALTH CARE FACILITIES

US PHYSICAL THERAPY

32,700

1,130,439

INDUSTRIAL MACHINERY

JOHN BEAN TECHNOL.

53,000

1,637,700

INVESTMENT MANAGEMENT

WESTWOOD HOLDINGS GR

38,987

2,444,095

OIL & GAS EXPLORATION

EVOLUTION PETROLEUM

116,000

1,476,680

PROP & CASUALTYINS

AMERISAFE, INC

35,500

1,558,805

HALLMARK FINL SVCS

265,000

2,202,150

INFINITY P&C CORP.

25,765

1,742,486

5,503,441

REAL ESTATE MGMT & DEVE

CONS TOMOKA LAND CO

4,442

178,923

REITS ‐ DIVERSIFIED

PHYSICIANS REALTY TR

176,000

2,449,920

WINTHROP REALTY TR .

230,350

2,669,756

5,119,676

RETAIL STORES

DESTINATION MATERNIT

96,200

2,635,880

GORDMANS STORES, INC

34,000

185,640

2,821,520

TRANSPORTATION

ECHO GLOBAL LOGISTIC

128,300

2,350,456

PATRIOT TRANSPORT.

83,158

2,997,845

5,348,301

WHOLESALE WIRE& CABLE

HOUSTON WIRE & CABLE

104,750

1,375,367

MONEY MARKETS

AIM SHORT TERM TREAS

7,737,512

7,737,512

FINAL TOTALS

54,680,470

*Non-income-producing security

**  FAM Funds - 3/31/14

Value Fund

Equity-Income

Small Cap

Unrealized appreciation (a)

$542,224,258

$55,115,404

$9,370,339

Unrealized depreciation (b)

-$12,087

-$1,440,074

-$1,511,093

Net unrealized apprec/deprec ( c)

$542,212,171

$53,675,330

$7,859,246

Aggregate cost of securities (d)

$384,126,693

$96,180,128

$46,821,224

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the

Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are

valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of March 31, 2014:

FAM Value Fund

Level 1

Common Stocks

$888,894,837

Temporary Investments

$  37,444,027

Total Investments in Securities

$926,338,864

FAM Equity-Income Fund

Level 1

Common Stocks

$136,878,005

Preferred Stocks

$    1,290,698

Temporary Investments

$   11,686,755

Total Investments in Securities

$149,855,458

FAM Small Cap Fund

Level 1

Common Stocks

$  46,942,957

Temporary Investments

$    7,737,513

Total Investments in Securities

$   54,680,470

During the period ended March 31, 2014 there were no Level 2 or 3 inputs used to value the Funds’

net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	April 30, 2014
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	April 30, 2014

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	April 30, 2014